Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2022 CNY (¥)
Three Customer [Member]
Concentration of Credit Risk (Details) [Line Items]
Customer concentration risk, percentage	59.30%
Customer Concentration Risk [Member]
Concentration of Credit Risk (Details) [Line Items]
Customer concentration risk, percentage	17.90%
Accounts Receivable [Member] | Three Customer [Member]
Concentration of Credit Risk (Details) [Line Items]
Customer concentration risk, percentage	22.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration of Credit Risk (Details) [Line Items]
Cash balances (in Dollars)	$ 37,574,000
Deposits in trust account (in Dollars)	$ 3,421,345	$ 928,913
Customer concentration risk, percentage	30.50%	30.10%	65.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers One [Member] | Minimum [Member]
Concentration of Credit Risk (Details) [Line Items]
Customer concentration risk, percentage		28.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers Two [Member] | Maximum [Member]
Concentration of Credit Risk (Details) [Line Items]
Customer concentration risk, percentage		66.60%
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration of Credit Risk (Details) [Line Items]
Cash balances (in Dollars)		$ 25,572,000
PRC [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration of Credit Risk (Details) [Line Items]
Depositor insured	$ 72,000			¥ 500,000